Property, plant and equipment - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [line items]
Impairment of 5G broadband platform intangible and tangible assets	$ 251	$ 707
Real Estate, Right-of-use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	6,969	$ 7,212	$ 7,921
IT and Office Equipment, Right-of-use Assets
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 220		$ 220